Horizon International Equity ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 83.5%	Shares	Value
Australia - 1.7%
Banks - 0.1%
ANZ Group Holdings Ltd.	4,224	$120,360

Broadline Retail - 0.1%
Wesfarmers Ltd.	2,080	117,856

Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd.	9,312	136,248

Diversified Telecommunication Services - 0.1%
Telstra Group Ltd.	29,760	109,705

Insurance - 0.1%
Suncorp Group Ltd.	9,024	93,953

Metals & Mining - 0.8%
Evolution Mining Ltd.	20,544	242,401
Fortescue Ltd.	14,816	222,895
Rio Tinto Ltd.	2,400	285,792
		751,088
Oil, Gas & Consumable Fuels - 0.3%
Woodside Energy Group Ltd.	12,256	246,919
Total Australia		1,576,129

Belgium - 0.7%
Banks - 0.2%
KBC Group NV	1,696	230,059

Beverages - 0.2%
Anheuser-Busch InBev SA	2,080	169,141

Pharmaceuticals - 0.3%
UCB SA	928	276,653
Total Belgium		675,853

Brazil - 1.0%
Beverages - 0.2%
Ambev SA	53,756	170,606

Capital Markets - 0.2%
B3 SA - Brasil Bolsa Balcao	52,733	184,331

Metals & Mining - 0.5%
Vale SA	28,528	492,152

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,161	124,877
Total Brazil		971,966

Canada - 8.5%
Automobile Components - 0.1%
Magna International, Inc.	2,112	133,172

Banks - 1.3%
Bank of Nova Scotia	7,136	541,353
Toronto-Dominion Bank	7,328	713,863
		1,255,216
Broadline Retail - 0.2%
Dollarama, Inc.	1,280	188,446

Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard, Inc.	3,808	231,096
Loblaw Cos. Ltd.	4,864	225,433
		456,529
Electronic Equipment, Instruments & Components - 0.2%
Celestica, Inc. (a)	544	151,062

Ground Transportation - 0.3%
Canadian National Railway Co.	1,184	132,865
Canadian Pacific Kansas City Ltd.	1,536	134,496
		267,361
Insurance - 0.5%
Fairfax Financial Holdings Ltd.	160	275,386
Power Corp. of Canada	4,864	244,332
		519,718
IT Services - 0.8%
CGI, Inc.	1,088	79,571
Shopify, Inc. - Class A (a)	5,216	629,683
		709,254
Metals & Mining - 2.5%
Agnico Eagle Mines Ltd.	3,840	964,553
Barrick Mining Corp.	13,184	668,938
Kinross Gold Corp.	10,208	377,323
Lundin Gold, Inc.	1,248	117,632
Pan American Silver Corp.	3,712	254,660
		2,383,106
Oil, Gas & Consumable Fuels - 1.8%
ARC Resources Ltd.	5,376	99,713
Canadian Natural Resources Ltd.	15,136	662,120
Imperial Oil Ltd.	1,824	213,349
Suncor Energy, Inc.	10,144	572,996
Whitecap Resources, Inc.	15,296	152,730
		1,700,908
Trading Companies & Distributors - 0.1%
Toromont Industries Ltd.	896	139,059

Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. - Class B	3,680	146,871
Total Canada		8,050,702

Chile - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	3,520	202,463

China - 6.8%
Banks - 0.1%
China CITIC Bank Corp. Ltd. - Class H	104,000	95,846

Beverages - 0.1%
Nongfu Spring Co. Ltd. - Class H (b)	16,600	100,575

Consumer Staples Distribution & Retail - 0.1%
JD Health International, Inc. (a)(b)	13,200	95,751

Entertainment - 0.3%
NetEase, Inc.	13,600	311,517

Hotels, Restaurants & Leisure - 0.2%
Yum China Holdings, Inc.	3,200	177,192

Insurance - 1.2%
China Life Insurance Co. Ltd. - Class H	72,000	290,636
China Pacific Insurance Group Co. Ltd. - Class H	30,400	139,655
People's Insurance Co. Group of China Ltd. - Class H	115,000	94,224
PICC Property & Casualty Co. Ltd. - Class H	72,000	148,999
Ping An Insurance Group Co. of China Ltd. - Class H	50,000	434,593
		1,108,107
Interactive Media & Services - 3.1%
Baidu, Inc. - Class A (a)	13,300	210,294
Kuaishou Technology (b)	22,400	179,952
Tencent Holdings Ltd.	39,200	2,595,496
		2,985,742
Life Sciences Tools & Services - 0.2%
Wuxi Biologics Cayman, Inc. (a)(b)	30,500	156,800

Machinery - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	37,120	127,362

Metals & Mining - 0.7%
China Hongqiao Group Ltd.	33,500	151,841
CMOC Group Ltd. - Class H	51,000	157,497
Zijin Mining Group Co. Ltd. - Class H	58,000	333,614
		642,952
Oil, Gas & Consumable Fuels - 0.5%
China Shenhua Energy Co. Ltd. - Class H	31,000	178,153
PetroChina Co. Ltd. - Class H	210,000	256,078
		434,231
Technology Hardware, Storage & Peripherals - 0.2%
Xiaomi Corp. - Class B (a)(b)	41,400	184,684
Total China		6,420,759

Denmark - 0.6%
Biotechnology - 0.2%
Genmab AS (a)	608	177,729

Chemicals - 0.1%
Novonesis Novozymes B	1,664	98,809

Electrical Equipment - 0.3%
Vestas Wind Systems AS	9,408	241,687
Total Denmark		518,225

Finland - 0.6%
Communications Equipment - 0.2%
Nokia Oyj	24,992	191,476

Insurance - 0.2%
Sampo Oyj	17,696	196,299

Machinery - 0.2%
Wartsila OYJ Abp	4,192	182,776
Total Finland		570,551

France - 5.3%
Banks - 0.2%
Societe Generale SA	1,952	170,357

Chemicals - 0.3%
Air Liquide SA	1,184	249,360

Construction & Engineering - 0.5%
Bouygues SA	1,920	119,514
Vinci SA	1,984	329,959
		449,473
Diversified Telecommunication Services - 0.1%
Orange SA	6,304	135,494

Electrical Equipment - 0.7%
Legrand SA	1,472	267,594
Schneider Electric SE	1,344	439,419
		707,013
Food Products - 0.3%
Danone SA	2,880	247,195

Insurance - 0.2%
AXA SA	3,904	191,254

IT Services - 0.1%
Capgemini SE	928	117,273

Multi-Utilities - 0.3%
Engie SA	9,440	322,694

Oil, Gas & Consumable Fuels - 0.9%
TotalEnergies SE	10,688	849,675

Personal Care Products - 0.3%
L'Oreal SA	544	255,445

Pharmaceuticals - 0.3%
Sanofi SA	2,816	273,511

Textiles, Apparel & Luxury Goods - 1.1%
Hermes International SCA	79	191,267
LVMH Moet Hennessy Louis Vuitton SE	1,376	884,642
		1,075,909
Total France		5,044,653

Germany - 3.4%
Aerospace & Defense - 0.1%
Rheinmetall AG	64	125,798

Air Freight & Logistics - 0.5%
Deutsche Post AG	7,680	454,642

Automobiles - 0.4%
Bayerische Motoren Werke AG	1,184	125,156
Mercedes-Benz Group AG	3,936	274,396
		399,552
Construction Materials - 0.3%
Heidelberg Materials AG	1,088	243,682

Diversified Telecommunication Services - 0.6%
Deutsche Telekom AG	13,888	559,419

Health Care Providers & Services - 0.1%
Fresenius SE & Co. KGaA	2,048	123,174

Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	3,168	204,160

Industrial Conglomerates - 0.5%
Siemens AG	1,536	449,015

Insurance - 0.2%
Hannover Rueck SE	384	116,973
Talanx AG	800	101,145
		218,118
Multi-Utilities - 0.2%
E.ON SE	6,304	146,592

Pharmaceuticals - 0.2%
Merck KGaA	832	126,131

Real Estate Management & Development - 0.1%
Vonovia SE	3,680	124,752
Total Germany		3,175,035

Hong Kong - 4.9%
Broadline Retail - 2.8%
Alibaba Group Holding Ltd.	144,300	2,635,743

Capital Markets - 0.1%
Futu Holdings Ltd. - ADR (a)	576	85,732

Food Products - 0.1%
WH Group Ltd. (b)	114,500	144,014

Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd.	22,000	181,098

Insurance - 1.1%
AIA Group Ltd.	68,400	758,892
Prudential PLC	19,904	305,120
		1,064,012
Real Estate Management & Development - 0.6%
China Resources Land Ltd.	29,000	117,803
CK Asset Holdings Ltd.	22,000	139,985
Sun Hung Kai Properties Ltd.	14,500	270,598
		528,386
Total Hong Kong		4,638,985

Indonesia - 0.2%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	608,000	128,382

Industrial Conglomerates - 0.1%
Astra International Tbk PT	265,600	105,749
Total Indonesia		234,131

Ireland - 1.0%
Banks - 0.1%
AIB Group PLC	10,912	114,108

Broadline Retail - 0.4%
PDD Holdings, Inc. - ADR (a)	3,520	365,130

Passenger Airlines - 0.2%
Ryanair Holdings PLC	7,584	245,718

Trading Companies & Distributors - 0.3%
AerCap Holdings NV	1,664	248,668
Total Ireland		973,624

Israel - 0.7%
Banks - 0.4%
Bank Hapoalim BM	9,280	234,000
Mizrahi Tefahot Bank Ltd.	1,952	146,185
		380,185
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd. - ADR (a)	4,768	161,444

Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd. (a)	320	140,448
Total Israel		682,077

Italy - 1.5%
Banks - 0.3%
BPER Banca SPA	8,640	122,610
UniCredit SpA	2,272	194,392
		317,002
Electric Utilities - 0.4%
Enel SpA	27,072	326,089

Electrical Equipment - 0.3%
Prysmian SpA	2,304	279,047

Insurance - 0.1%
Unipol Assicurazioni SpA	4,192	104,811

Oil, Gas & Consumable Fuels - 0.3%
Eni SpA	11,104	257,896

Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	1,792	123,742
Total Italy		1,408,587

Japan - 11.6%
Automobile Components - 0.7%
Aisin Corp.	5,800	103,231
Bridgestone Corp.	7,600	184,738
Sumitomo Electric Industries Ltd.	6,400	425,191
		713,160
Automobiles - 0.3%
Subaru Corp.	5,000	94,980
Suzuki Motor Corp.	12,800	194,297
		289,277
Banks - 0.2%
Sumitomo Mitsui Trust Group, Inc.	4,200	147,463

Capital Markets - 0.1%
SBI Holdings, Inc.	6,400	137,291

Chemicals - 0.3%
Asahi Kasei Corp.	12,800	151,184
Nitto Denko Corp.	6,400	149,052
		300,236
Construction & Engineering - 0.4%
Kajima Corp.	4,100	187,508
Obayashi Corp.	5,900	166,839
		354,347
Electric Utilities - 0.2%
Kansai Electric Power Co., Inc.	8,400	151,847

Electrical Equipment - 1.1%
Fuji Electric Co. Ltd.	1,500	133,609
Fujikura Ltd.	2,000	342,779
Mitsubishi Electric Corp.	14,200	544,758
		1,021,146
Electronic Equipment, Instruments & Components - 0.5%
Murata Manufacturing Co. Ltd.	12,800	336,711
Yokogawa Electric Corp.	3,200	127,967
		464,678
Entertainment - 0.2%
Konami Group Corp.	700	93,369
Nexon Co. Ltd.	3,200	68,051
		161,420
Financial Services - 0.2%
ORIX Corp.	5,600	198,769

Gas Utilities - 0.3%
Osaka Gas Co. Ltd.	3,200	133,521
Tokyo Gas Co. Ltd.	3,200	156,880
		290,401
Ground Transportation - 0.2%
Central Japan Railway Co.	7,300	215,403

Health Care Equipment & Supplies - 0.4%
Hoya Corp.	1,900	343,890

Household Durables - 0.6%
Panasonic Holdings Corp.	9,600	155,958
Sony Group Corp.	16,000	373,246
		529,204
Insurance - 0.4%
Sompo Holdings, Inc.	5,600	223,943
Tokio Marine Holdings, Inc.	2,700	112,848
		336,791
IT Services - 0.2%
NEC Corp.	7,400	205,370

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	3,200	86,964

Machinery - 0.3%
Komatsu Ltd.	6,400	308,720

Oil, Gas & Consumable Fuels - 0.2%
Inpex Corp.	9,000	218,999

Pharmaceuticals - 0.5%
Astellas Pharma, Inc.	16,000	266,538
Otsuka Holdings Co. Ltd.	3,700	253,751
		520,289
Real Estate Management & Development - 0.2%
Mitsui Fudosan Co. Ltd.	15,000	202,334

Semiconductors & Semiconductor Equipment - 2.2%
Advantest Corp.	5,000	859,668
Lasertec Corp.	800	172,433
SCREEN Holdings Co. Ltd.	1,200	176,160
Tokyo Electron Ltd.	3,100	873,633
		2,081,894
Specialty Retail - 0.3%
Fast Retailing Co. Ltd.	700	309,423

Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp.	4,800	99,710

Trading Companies & Distributors - 1.0%
Marubeni Corp.	9,600	369,332
Sumitomo Corp.	6,400	273,065
Toyota Tsusho Corp.	5,900	264,011
		906,408
Wireless Telecommunication Services - 0.4%
SoftBank Group Corp.	15,200	397,994
Total Japan		10,993,428

Luxembourg - 0.4%
Energy Equipment & Services - 0.2%
Tenaris SA	5,152	140,745

Metals & Mining - 0.2%
ArcelorMittal SA	3,328	218,168
Total Luxembourg		358,913

Mexico - 0.6%
Metals & Mining - 0.3%
Fresnillo PLC	2,752	157,251
Industrias Penoles SAB de CV	2,656	169,073
		326,324
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV (a)	181,088	236,060
Total Mexico		562,384

Netherlands - 5.3%
Biotechnology - 0.3%
Argenx SE (a)	384	298,285

Broadline Retail - 0.5%
Prosus NV	8,768	450,776

Construction & Engineering - 0.2%
Ferrovial SE	2,816	210,158

Consumer Staples Distribution & Retail - 0.3%
Koninklijke Ahold Delhaize NV	6,176	304,819

Insurance - 0.2%
NN Group NV	1,440	117,914

Semiconductors & Semiconductor Equipment - 3.8%
ASM International NV	288	243,043
ASML Holding NV	2,304	3,357,816
		3,600,859
Total Netherlands		4,982,811

Norway - 0.3%
Metals & Mining - 0.2%
Norsk Hydro ASA	16,768	155,436

Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA	4,160	123,203
Total Norway		278,639

Singapore - 0.8%
Banks - 0.2%
DBS Group Holdings Ltd.	4,192	189,301

Capital Markets - 0.1%
Singapore Exchange Ltd.	8,000	115,108

Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Ltd.	43,808	174,553

Hotels, Restaurants & Leisure - 0.3%
Trip.com Group Ltd.	4,550	239,266
Total Singapore		718,228

South Africa - 1.6%
Banks - 0.3%
Capitec Bank Holdings Ltd.	576	171,585
Standard Bank Group Ltd.	6,752	136,251
		307,836
Broadline Retail - 0.4%
Naspers Ltd.	6,144	341,575

Insurance - 0.1%
Sanlam Ltd.	20,864	139,121

Metals & Mining - 0.5%
Gold Fields Ltd.	8,000	466,458

Wireless Telecommunication Services - 0.3%
MTN Group Ltd.	18,208	237,346
Total South Africa		1,492,336

Spain - 3.7%
Banks - 2.3%
Banco Bilbao Vizcaya Argentaria SA	41,568	970,056
Banco Santander SA	97,696	1,245,572
		2,215,628
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	1,736	224,818

Electric Utilities - 0.7%
Endesa SA	3,072	125,485
Iberdrola SA	21,515	509,713
		635,198
Oil, Gas & Consumable Fuels - 0.2%
Repsol SA	8,640	194,125

Specialty Retail - 0.3%
Industria de Diseno Textil SA	4,000	268,554
Total Spain		3,538,323

Sweden - 1.6%
Banks - 0.3%
Svenska Handelsbanken AB - Class A	8,064	129,166
Swedbank AB - Class A	3,008	115,887
		245,053
Building Products - 0.3%
Assa Abloy AB - Class B	5,888	251,497

Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson - Class B	17,408	201,605

Entertainment - 0.1%
Spotify Technology SA (a)	224	115,346

Machinery - 0.5%
Atlas Copco AB - Class B	6,816	128,240
Sandvik AB	7,424	328,453
		456,693
Metals & Mining - 0.2%
Boliden AB	3,008	239,038
Total Sweden		1,509,232

Switzerland - 7.2%
Building Products - 0.1%
Geberit AG	128	107,881

Capital Markets - 0.6%
Julius Baer Group Ltd.	2,016	172,010
UBS Group AG	9,312	387,692
		559,702
Construction Materials - 0.3%
Holcim AG	2,560	236,005

Diversified Telecommunication Services - 0.2%
Swisscom AG	224	210,205

Food Products - 0.2%
Chocoladefabriken Lindt & Spruengli AG	10	164,661

Insurance - 0.1%
Swiss Re AG	640	113,166

Pharmaceuticals - 4.8%
Novartis AG	11,424	1,939,041
Roche Holding AG	352	174,615
Roche Holding AG	5,152	2,459,237
		4,572,893
Professional Services - 0.1%
SGS SA	1,056	133,228

Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	1,152	106,143

Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA	2,976	608,670
Total Switzerland		6,812,554

Taiwan - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9,856	3,691,860

Thailand - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	19,168	172,040

United Kingdom - 9.0%
Aerospace & Defense - 0.6%
Rolls-Royce Holdings PLC (a)	31,680	569,320

Banks - 0.6%
Barclays PLC	36,512	222,827
NatWest Group PLC	21,024	175,382
Standard Chartered PLC	6,144	151,689
		549,898
Broadline Retail - 0.2%
Next PLC	1,024	186,576

Capital Markets - 0.2%
3i Group PLC	4,224	189,105

Consumer Staples Distribution & Retail - 0.3%
Tesco PLC	38,912	252,026

Electric Utilities - 0.1%
SSE PLC	3,840	139,155

Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	3,040	171,413

Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	6,272	115,926

Metals & Mining - 1.3%
Anglogold Ashanti PLC	4,160	524,551
Rio Tinto PLC	7,584	749,682
		1,274,233
Multi-Utilities - 0.2%
National Grid PLC	9,472	177,561

Oil, Gas & Consumable Fuels - 1.5%
BP PLC	57,184	368,098
Shell PLC	24,960	1,033,847
		1,401,945
Pharmaceuticals - 3.1%
AstraZeneca PLC	9,888	2,071,066
GSK PLC	30,016	890,331
		2,961,397
Tobacco - 0.2%
Imperial Brands PLC	5,280	236,594

Trading Companies & Distributors - 0.2%
Ashtead Group PLC	2,112	151,591

Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	109,248	168,577
Total United Kingdom		8,545,317

United States - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd. (a)	8,900	218,763
TOTAL COMMON STOCKS (Cost $70,173,359)		79,018,568

EXCHANGE TRADED FUNDS - 15.4%	Shares	Value
iShares MSCI India ETF (a)	29,952	1,565,591
iShares MSCI South Korea ETF	69,888	10,578,947
iShares MSCI Taiwan ETF	31,872	2,411,754
TOTAL EXCHANGE TRADED FUNDS (Cost $10,489,439)		14,556,292

PREFERRED STOCKS - 0.7%	Shares	Value
Brazil - 0.7%
Banks - 0.4%
Itau Unibanco Holding SA, 0.00%	41,221	373,490
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras, 0.00%	34,946	269,329
TOTAL PREFERRED STOCKS (Cost $494,075)		642,819

REAL ESTATE INVESTMENT TRUSTS - 0.1%	Shares	Value
France - 0.1%
Retail REITs - 0.1%
Unibail-Rodamco-Westfield	992	124,424
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $105,657)		124,424

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (c)	266,447	266,447
TOTAL MONEY MARKET FUNDS (Cost $266,447)		266,447

TOTAL INVESTMENTS - 100.0% (Cost $81,528,977)		94,608,550
Other Assets in Excess of Liabilities - 0.0% (d)		45,495
TOTAL NET ASSETS - 100.0%		$94,654,045

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $861,776 or 0.9% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon International Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$79,018,568	$–	$–	$79,018,568
Exchange Traded Funds	14,556,292	–	–	14,556,292
Preferred Stocks	642,819	–	–	642,819
Real Estate Investment Trusts	124,424	–	–	124,424
Money Market Funds	266,447	–	–	266,447
Total Investments	$94,608,550	$–	$–	$94,608,550

Refer to the Schedule of Investments for further disaggregation of investment categories.